Schedule of Deductible Temporary Differences (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Non-capital losses carried forward	$ 12,089,508	$ 7,155,193	$ 5,226,507
Exploration and evaluation assets	(908,007)	916,213	(100,081)
Other items	3,603,820	508,668	493,493
Other comprehensive income, before tax	$ 14,785,321	$ 8,580,074	$ 5,619,919